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                       SUPPLEMENT DATED JUNE 9, 2010 TO

              PROSPECTUS DATED MAY 1, 2007 (AS SUPPLEMENTED) FOR

    FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND LAST SURVIVOR VARIABLE LIFE
                              INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE LIFE PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATION

The Evergreen Funds' Board of Trustees has unanimously approved the reorganization of the Evergreen VA Omega Fund -- Class 2 (the "Disappearing Fund") into the Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (the "Surviving Fund"). The effective date for the reorganization will be July 16, 2010.

On the effective date, your investment in the Subaccount that invests in the Disappearing Fund will automatically become an investment in the Subaccount that invests in the Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future purchase payments received that would have been allocated to a Subaccount corresponding to the Disappearing Fund will be automatically allocated to the Subaccount corresponding to the Surviving Fund.

After the effective date, the Disappearing Fund will no longer exist and there will be no further disclosure regarding the fund in future supplements to or in the prospectus.

IMPORTANT INFORMATION REGARDING THE SURVIVING FUND

The Surviving Fund will be available through your contract beginning on the effective date.

The following is added to the list of Portfolios in the prospectus on the effective date:

Wells Fargo Variable Trust:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2

The following information about the Surviving Fund is added to the "Subaccounts" section of the prospectus on the effective date:

                                                                                           ADVISER (AND SUB-ADVISER(S)
                      SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                 AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------

18456NY SUPPB 06/09/10